CONDENSED INTERIM COMBINED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows from Operating Activities:
Net loss	$ (57,852,518)	$ (12,967,097)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization	1,550,777	121,895
Share based compensation for employees	2,341,249	1,852,702
Share based compensation issued to related parties	6,043,937	2,190,482
Ordinary shares issued in lieu of cash payment for services	222,486
Ordinary shares issued to Radio Group to settle termination of ANY acquisition in Germany	876,000
Income tax expense	482,882
Interest expense	2,255,967	3,008,131
Loss on derivatives	1,521,136
Loss on extinguishment	27,247,099
Gain on revaluation of financial asset	(5,710,714)	0
Unrealized foreign exchange (gain)/loss	(145,259)	108,224
Non-cash component of lease expense	561,127
Net loss attributable to Bluedot Industries prior to common control transaction	291,161	122,726
Changes in operating assets and liabilities:
Decrease in accounts receivable	4,536,378	1,100
Increase in prepaid expense and other current assets	(4,483,334)	(131,679)
Increase in accounts payable, accrued expenses and other payables	2,053,099	477,428
Increase in accrued expenses and other payables	229,070
Decrease in lease liabilities	(805,828)
Increase in non-current liabilities	272,835
Net cash used in operating activities	(19,809,939)	(4,900,193)
Cash Flows from Investing Activities:
Purchase of property and equipment	(90,217)	(3,850)
Development of intangible assets	(1,677,356)	(1,360,525)
Acquisition of Prediqt, net of cash acquired	(80,888)
Cash acquired in business combinations	1,800,234
Cash acquired in common control transaction	139,697
Net cash provided by /(used in) investing activities	91,470	(1,364,375)
Cash Flows from Financing Activities:
Proceeds from rights issuance		1,350,000
Call up capital received from related parties		222,306
Repayment of short-term debt obligation from related parties	(5,163,477)
Proceeds from promissory notes	67,705
Proceeds from issuance of ordinary shares	1,613,207
Proceeds from short-term debt		400,000
Repayment of advisor loans	(3,500,000)
Proceeds from convertible debt	0	4,301,855
Net cash provided by financing activities	20,017,435	6,274,161
Effect of exchange rate changes on cash	(171,122)	38,522
Net change in cash	127,844	48,115
Cash and cash equivalents, beginning of period	9,729,546	156,586
Cash and cash equivalents, end of period	9,857,390	$ 204,701
Supplemental disclosure of noncash investing and financing activities
Cash paid for taxes	$ 4,804